FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-derivative Financial Liabilities [Abstract]
Trade and other payables	$ (12,614)	$ (13,981)
Liquidity risk
Non-derivative Financial Liabilities [Abstract]
Bonds	(9,398)	(7,807)
Loans over 100	(1,968)	(2,322)
Trade and other payables	(12,614)	(13,981)
Other loans and lease	(2,974)	(2,354)
Total	(26,954)	(26,464)
Bonds, contractual cash flow	(12,227)	(10,277)
Loans over 100, contractual cash flow	(2,405)	(2,505)
Trade and other payables, contractual cash flow	(12,619)	(13,999)
Other Loans, contractual cash flow	(3,257)	(2,456)
Non-derivative financial liabilities, contractual cash flow	(30,508)	(29,237)
Derivative financial liabilities	(546)	(898)
Derivative financial liabilities, contractual cash flow	(546)	(898)
Liquidity risk | Equity contracts (Put options)
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities	(125)	(124)
Derivative financial liabilities, contractual cash flow	(125)	(124)
Liquidity risk | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities	(90)	(158)
Derivative financial liabilities, contractual cash flow	(90)	(158)
Liquidity risk | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities	(331)	(616)
Derivative financial liabilities, contractual cash flow	(331)	(616)
Liquidity risk | 1 year or less
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(880)	(1,200)
Loans over 100, contractual cash flow	(534)	(639)
Trade and other payables, contractual cash flow	(12,619)	(13,999)
Other Loans, contractual cash flow	(1,886)	(1,783)
Non-derivative financial liabilities, contractual cash flow	(15,919)	(17,621)
Derivative financial liabilities, contractual cash flow	(308)	(190)
Liquidity risk | 1 year or less | Equity contracts (Put options)
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(125)	0
Liquidity risk | 1 year or less | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(49)	(52)
Liquidity risk | 1 year or less | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(134)	(138)
Liquidity risk | 1-2 years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(643)	(2,166)
Loans over 100, contractual cash flow	(453)	(1,153)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(297)	(228)
Non-derivative financial liabilities, contractual cash flow	(1,393)	(3,547)
Derivative financial liabilities, contractual cash flow	(76)	(189)
Liquidity risk | 1-2 years | Equity contracts (Put options)
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	0
Liquidity risk | 1-2 years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	(41)
Liquidity risk | 1-2 years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(76)	(148)
Liquidity risk | 2-5 Years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(5,542)	(3,898)
Loans over 100, contractual cash flow	(1,014)	(629)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(528)	(310)
Non-derivative financial liabilities, contractual cash flow	(7,084)	(4,837)
Derivative financial liabilities, contractual cash flow	(103)	(344)
Liquidity risk | 2-5 Years | Equity contracts (Put options)
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	(124)
Liquidity risk | 2-5 Years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	(3)
Liquidity risk | 2-5 Years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(103)	(217)
Liquidity risk | Greater than 5 years
Non-derivative Financial Liabilities [Abstract]
Bonds, contractual cash flow	(5,162)	(3,013)
Loans over 100, contractual cash flow	(404)	(84)
Trade and other payables, contractual cash flow	0	0
Other Loans, contractual cash flow	(546)	(135)
Non-derivative financial liabilities, contractual cash flow	(6,112)	(3,232)
Derivative financial liabilities, contractual cash flow	(59)	(175)
Liquidity risk | Greater than 5 years | Equity contracts (Put options)
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	0	0
Liquidity risk | Greater than 5 years | Foreign exchange contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	(41)	(62)
Liquidity risk | Greater than 5 years | Other commodities contracts
Non-derivative Financial Liabilities [Abstract]
Derivative financial liabilities, contractual cash flow	$ (18)	$ (113)